LONG TERM DEBT (Details 1) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Total	$ 852	$ 820	$ 23
Long-Term Debt - Related Parties | Mr. Fowler
2022	27	30
2023	485	479
2024	39	39
2025	41	41
2026	3	3
Thereafter	0	0
Total	$ 595	$ 592